Note 6 Amount of payment deferral and financing with public guarantees of the Group (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Payment deferral	€ 19,998	€ 21,931
Operations financing with public guarantee	16,032	16,093
Total operations with payment deferral and guarantees	€ 36,030	€ 38,025
Credit investment percentage	9.40%	10.90%
Current [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Payment deferral		€ 189
Finished [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Payment deferral	€ 19,998	21,743
Number of clients [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Payment deferral	1,940,865	2,188,720
Operations financing with public guarantee	€ 254,945	€ 264,809